Vessels, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance	$ 6,238,768	$ 5,970,167
Depreciation for the year	(302,962)	(43,070)	$ (1,465,858)
Vessel acquisition	31,833,687
Vessel sale	(2,645,278)
Vessel improvements	44,034	311,671
Ending balance	35,168,249	6,238,768	5,970,167
Cost [Member]
Beginning balance	15,530,380	15,218,709
Depreciation for the year	0	0
Vessel acquisition	31,833,687
Vessel sale	(5,721,396)
Vessel improvements	44,034	311,671
Ending balance	41,686,705	15,530,380	15,218,709
Accumulated Depreciation [Member]
Depreciation for the year	(302,962)	(43,070)
Vessel acquisition	0
Vessel sale	3,076,118
Vessel improvements	0	0
Beginning balance	(9,291,612)	(9,248,542)
Ending balance	$ (6,518,456)	$ (9,291,612)	$ (9,248,542)